DEFERRED AMOUNTS AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED AMOUNTS AND OTHER ASSETS
Regulatory assets	1,284	1,000
Long-term portion of derivative assets	408	562
Affiliate long-term note receivable	182	194
Contractual receivables	303	288
Deferred financing costs	127	132
Other	318	324
Deferred amounts and other assets	2,622	2,500
Deferred amounts subject to amortization	265	255
Accumulated amortization of deferred costs	123	106
Amortization expense of deferred cost	25	20	20